Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule Of Long lived Assets by geographical areas	Long-lived assets by geographical area were as follows (in thousands):

	December 31,
	2020	2019
Property and equipment, net:
United States	$3,700	$4,618
China	2,344	2,567

Total property and equipment, net	6,044	7,185

Intangible assets, net:
Singapore	1,728	1,856

Total intangible assets, net	1,728	1,856

Total long-lived assets	$7,772	$9,041